Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions					12 Months Ended
		Aug. 12, 2024 USD ($) $ / shares	May 06, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Aug. 30, 2024 USD ($) shares
Disclosure of detailed information about business combination [line items]
Gain (losses) on disposal of investments	[1]				$ 48	$ 129
CrediScotia Financiera SA [Member]
Disclosure of detailed information about business combination [line items]
After tax impairment loss on disposal of business			$ 90
Gains (losses) on subsequent increase in fair value less costs to sell not in excess of recognised cumulative impairment loss or write-down to fair value less costs to sell			7
Impairment losses			$ 143
Canadian tires financial services business [member] | Canadian Tier Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of investment in associates disposed off				20.00%
Disposal of investment in associates				$ 543
Percentage increase in the tier one ratio				0.16%
Gain (losses) on disposal of investments after tax				$ 319
Gain (losses) on disposal of investments				$ 367
KeyCorp [member]
Disclosure of detailed information about business combination [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares							47.8
Par value per share | $ / shares		$ 17.17
Proportion Of Initial Investment To Be Acquired In Associates		4.90%
Amount payable for the purchase of interest in associates		$ 2.8
Investments in equity instruments designated at fair value through other comprehensive income							$ 0.8
Additional proportion of investment to be acquired in associates		10.00%
Proportion of ownership interest in associate		14.90%

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.